REGULATORY FRAMEWORK (Details) - item	1 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2010	Dec. 31, 2018
Nucleo | License agreement for STM and PCS, installation and provision of Internet and Data
Regulatory framework
Renewable term of license			5 years
Frequency of band spectrum			700
Tuves Paraguay
Regulatory framework
Term of the license agreement		5 years
Renewable term of license	5 years
Adesol
Regulatory framework
Number of licensees			2